Capital and Reserves (Details Textual)		1 Months Ended		12 Months Ended
	Jun. 13, 2018 CAD ($)	Feb. 23, 2018 $ / Ounce-oz shares	Mar. 29, 2017 shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) Number	Dec. 31, 2018 CAD ($) $ / Ounce-oz	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2018	Dec. 31, 2018 shares	Dec. 31, 2018 Number	Dec. 31, 2018 $ / Ounce-oz	Dec. 31, 2018 $ / shares	Sep. 21, 2018 CAD ($)	Jun. 13, 2018 $ / shares shares	Jan. 01, 2017 Number
Capital and reserves [Line Items]
Number of shares issued | shares																		4,703,000
Proceeds from issuing shares					$ 9,042,000						$ 9,043,000
Par value per share | $ / shares																		$ 1.92
Share issue related cost	$ 989,000
Number of share options exercised in share-based payment arrangement						281,666
Proceeds from exercise of options					218,000						162,000
Number of other equity instruments exercised or vested in share-based payment arrangement | $ / Ounce-oz									386,655
Proceeds from exercise of warrants					2,027,000
Value of shares and warrants authorised																	$ 50,000,000
Risk free interest rate, share options granted										1.02%
Expected volatility, share options granted						73.00%				73.00%
Number of share options outstanding in share-based payment arrangement												7,738,833,000
Number of options available for future grants | shares													2,787,068
Description of vesting requirements for share-based payment arrangement				vesting 25% upon granting and 25% each six months thereafter
Option life, share options granted (Years) | Number								4		4
Expected forfeiture rate, share options forfeited						2.00%				4.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise					1.96					$ 2.26
Expense from share-based payment transactions with employees					2,480,000						$ 2,204,000
Number Of Shares Issued as a consideration to wheaton | shares			3,000,000				10,000
Top of range [member]
Capital and reserves [Line Items]
Risk free interest rate, share options granted						2.16%
Bottom of range [member]
Capital and reserves [Line Items]
Risk free interest rate, share options granted						2.01%
Ordinary shares [member]
Capital and reserves [Line Items]
Number of shares issued for exercise of warrants | shares							1,167,351
Number of shares issued for advisory fees | shares							237,999
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement						(281,666)				(126,332)
Number of share options outstanding in share-based payment arrangement										6,546,666	6,546,666	7,738,833			7,738,833				6,175,995
Expense from share-based payment transactions with employees					2,480,000						$ 2,204,000
Number of share options granted in share-based payment arrangement						2,524,000				1,645,500
Weighted average exercise price of share options granted in share-based payment arrangement					2.07					$ 2.31
Incentive Stock Options [Member] | Mining property [member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees					368,000						369,000
Incentive Stock Options [Member] | Charged to Income [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees					2,112,000						$ 1,835,000
Incentive Stock Options [Member] | Events Occurred After Reporting Period [Member]
Capital and reserves [Line Items]
Warrants exercise price per share | $ / shares																$ 1.27
Number of share options exercised in share-based payment arrangement | shares							70,000
Number of share options granted in share-based payment arrangement | shares							2,029,000
Number of other equity instruments granted in share-based payment arrangement | shares							475,000
Restricted Share Units [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement						273,989
Number of other equity instruments exercised or vested in share-based payment arrangement | Number								(318,036)		(289,625)
Number of shares issued for release of RSU settlement shares | shares							318,036
Number of other equity instruments outstanding in share-based payment arrangement | Number										273,989	273,989			398,325					452,950
Expense from share-based payment transactions with employees					467,000						$ 524,000
Weighted average exercise price of share options granted in share-based payment arrangement					1.72					$ 2.31
Number of other equity instruments granted in share-based payment arrangement								193,700	625,000	235,000
Weighted average fair value at measurement date, other equity instruments granted				$ 399,000	399,000	$ 399,000	$ 399,000	$ 399,000	$ 399,000	$ 545,000	545,000
Restricted Share Units [Member] | General and administrative expenses [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees					$ 467,000						$ 524,000
Warrant [Member] | Sprott Private Resource Lending [Member]
Capital and reserves [Line Items]
Number of shares issued | shares		1,000,000
Risk free interest rate, share options granted		1.94%
Expected volatility, share options granted		73.00%
Option life, share options granted (Years) | $ / Ounce-oz		5